Acquisitions and Divestitures - Impact to Historical Consolidated Statements of Operations Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other	[1]	$ 2,299,658	$ 2,429,614	$ 1,941,330
Equity income, net – affiliates	[1],[2]	195,469	115,141	101,692
Net income (loss)	[1]	636,526	742,401	663,600
Anadarko Midstream Assets [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		343,499	192,853	138,269
Equity income, net – affiliates		42,445	29,947	22,975
Net income (loss)		182,142	164,183	61,306
Anadarko Midstream Assets [Member] | Eliminations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		(34,117)	(11,595)	(1,209)
Equity income, net – affiliates		0	0	0
Net income (loss)		0	0	0
Historical financial data [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		1,990,276	2,248,356	1,804,270
Equity income, net – affiliates		153,024	85,194	78,717
Net income (loss)		$ 454,384	$ 578,218	$ 602,294

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.